ORGANIZATION AND PRINCIPAL ACTIVITIES (Schedule Of Information Related To Entity's Subsidiary, VIEs And VIE's Subsidiaries) (Details)	12 Months Ended
Dec. 31, 2015
CIAC [Member]
Investment Holdings [Line Items]
Later of date of incorporation or acquisition	Aug. 05, 2005
Place of incorporation	Cayman Islands
Percentage of legal ownership by Renren Inc	100.00%
Principal activities	Investment holding
Renren Wealth Inc. [Member]
Investment Holdings [Line Items]
Later of date of incorporation or acquisition	Mar. 07, 2011
Place of incorporation	Cayman Islands
Percentage of legal ownership by Renren Inc	100.00%
Principal activities	Investment holding
Link224 Inc [Member]
Investment Holdings [Line Items]
Later of date of incorporation or acquisition	May 31, 2011
Place of incorporation	Cayman Islands
Percentage of legal ownership by Renren Inc	100.00%
Principal activities	Investment holding
Renren Lianhe Holdings [Member]
Investment Holdings [Line Items]
Later of date of incorporation or acquisition	Sep. 02, 2011
Place of incorporation	Cayman Islands
Percentage of legal ownership by Renren Inc	100.00%
Principal activities	Investment holding
Wole Inc [Member]
Investment Holdings [Line Items]
Later of date of incorporation or acquisition	Oct. 27, 2011
Place of incorporation	Cayman Islands
Percentage of legal ownership by Renren Inc	100.00%
Principal activities	Investment holding
JiehunChina Inc [Member]
Investment Holdings [Line Items]
Later of date of incorporation or acquisition	Jun. 14, 2011
Place of incorporation	Cayman Islands
Percentage of legal ownership by Renren Inc	100.00%
Principal activities	Investment holding
Renren Giant Way [Member]
Investment Holdings [Line Items]
Later of date of incorporation or acquisition	May 17, 2012
Place of incorporation	Hong Kong
Percentage of legal ownership by Renren Inc	100.00%
Principal activities	Investment holding
Renren Finance, Inc. [Member]
Investment Holdings [Line Items]
Later of date of incorporation or acquisition	Dec. 15, 2014
Place of incorporation	Cayman Islands
Percentage of legal ownership by Renren Inc	100.00%
Principal activities	Investment holding
Renren Gongying Inc. [Member]
Investment Holdings [Line Items]
Later of date of incorporation or acquisition	Oct. 02, 2015
Place of incorporation	Cayman Islands
Percentage of legal ownership by Renren Inc	100.00%
Principal activities	Investment holding
Funall Technology Inc. [Member]
Investment Holdings [Line Items]
Later of date of incorporation or acquisition	Jan. 05, 2011
Place of incorporation	Cayman Islands
Percentage of legal ownership by Renren Inc	100.00%
Principal activities	Investment holding
Xin Ditu Holdings [Member]
Investment Holdings [Line Items]
Later of date of incorporation or acquisition	Sep. 07, 2011
Place of incorporation	Cayman Islands
Percentage of legal ownership by Renren Inc	100.00%
Principal activities	Investment holding
Renren Study Inc. [Member]
Investment Holdings [Line Items]
Later of date of incorporation or acquisition	Apr. 05, 2012
Place of incorporation	Cayman Islands
Percentage of legal ownership by Renren Inc	100.00%
Principal activities	Investment holding
Jingwei Inc. Limited [Member]
Investment Holdings [Line Items]
Later of date of incorporation or acquisition	Jul. 16, 2012
Place of incorporation	Cayman Islands
Percentage of legal ownership by Renren Inc	100.00%
Principal activities	Investment holding
Happy Link Corporation Limited [Member]
Investment Holdings [Line Items]
Later of date of incorporation or acquisition	May 07, 2011
Place of incorporation	Hong Kong
Percentage of legal ownership by Renren Inc	100.00%
Principal activities	Investment holding
Game HK [Member]
Investment Holdings [Line Items]
Later of date of incorporation or acquisition	Mar. 08, 2012
Place of incorporation	Hong Kong
Percentage of legal ownership by Renren Inc	100.00%
Principal activities	Investment holding
Jupiter Way [Member]
Investment Holdings [Line Items]
Later of date of incorporation or acquisition	Jul. 16, 2012
Place of incorporation	Hong Kong
Percentage of legal ownership by Renren Inc	100.00%
Principal activities	Investment holding
Renren Game Japan Inc [Member]
Investment Holdings [Line Items]
Later of date of incorporation or acquisition	Aug. 22, 2011
Place of incorporation	Japan
Percentage of legal ownership by Renren Inc	100.00%
Principal activities	Online games
Renren Game Korea Co., Ltd [Member]
Investment Holdings [Line Items]
Later of date of incorporation or acquisition	Sep. 30, 2011
Place of incorporation	Korea
Percentage of legal ownership by Renren Inc	100.00%
Principal activities	Online games
Funall Technology Development (Taiwan) Co.,Ltd [Member]
Investment Holdings [Line Items]
Later of date of incorporation or acquisition	Sep. 06, 2010
Place of incorporation	Taiwan
Percentage of legal ownership by Renren Inc	100.00%
Principal activities	Online games
Renren Game USA Inc [Member]
Investment Holdings [Line Items]
Later of date of incorporation or acquisition	Mar. 08, 2012
Place of incorporation	USA
Percentage of legal ownership by Renren Inc	100.00%
Principal activities	Online games
Appsurdity Inc [Member]
Investment Holdings [Line Items]
Later of date of incorporation or acquisition	Sep. 07, 2012
Place of incorporation	USA
Percentage of legal ownership by Renren Inc	100.00%
Principal activities	Internet business
Qianxiang Shiji [Member]
Investment Holdings [Line Items]
Later of date of incorporation or acquisition	Mar. 21, 2005
Place of incorporation	PRC
Percentage of legal ownership by Renren Inc	100.00%
Principal activities	Investment holding
Beijing Woxiu [Member]
Investment Holdings [Line Items]
Later of date of incorporation or acquisition	Oct. 27, 2011
Place of incorporation	PRC
Percentage of legal ownership by Renren Inc	100.00%
Principal activities	Investment holding
Renren Network [Member]
Investment Holdings [Line Items]
Later of date of incorporation or acquisition	Nov. 30, 2012
Place of incorporation	PRC
Percentage of legal ownership by Renren Inc	100.00%
Principal activities	Investment holding
Jiexun Shiji [Member]
Investment Holdings [Line Items]
Later of date of incorporation or acquisition	Apr. 26, 2012
Place of incorporation	PRC
Percentage of legal ownership by Renren Inc	100.00%
Principal activities	Investment holding
Huijin [Member]
Investment Holdings [Line Items]
Later of date of incorporation or acquisition	Oct. 10, 2012
Place of incorporation	PRC
Percentage of legal ownership by Renren Inc	100.00%
Principal activities	Investment holding
Joy Interactive (Beijing) Technology Development Co., Ltd. [Member]
Investment Holdings [Line Items]
Later of date of incorporation or acquisition	Apr. 24, 2013
Place of incorporation	PRC
Percentage of legal ownership by Renren Inc	100.00%
Principal activities	Online games
Jingwei Sinan [Member]
Investment Holdings [Line Items]
Later of date of incorporation or acquisition	May 22, 2014
Place of incorporation	PRC
Percentage of legal ownership by Renren Inc	100.00%
Principal activities	Investment holding
Shanghai Renren Financial Rental Co., Ltd. [Member]
Investment Holdings [Line Items]
Later of date of incorporation or acquisition	May 25, 2015
Place of incorporation	PRC
Percentage of legal ownership by Renren Inc	100.00%
Principal activities	Internet business
Qianxiang Tiancheng [Member]
Investment Holdings [Line Items]
Later of date of incorporation or acquisition	Oct. 28, 2002
Place of incorporation	PRC
Principal activities	IVAS business
Renren Games [Member]
Investment Holdings [Line Items]
Later of date of incorporation or acquisition	Nov. 15, 2012
Place of incorporation	PRC
Principal activities	Online games
Jiexun Pinghe [Member]
Investment Holdings [Line Items]
Later of date of incorporation or acquisition	Feb. 05, 2013
Place of incorporation	PRC
Principal activities	IVAS business
Jingwei Zhihui [Member]
Investment Holdings [Line Items]
Later of date of incorporation or acquisition	Mar. 19, 2014
Place of incorporation	PRC
Principal activities	Internet business
Guangzhou Xiuxuan Brokers Co.,Ltd [Member]
Investment Holdings [Line Items]
Later of date of incorporation or acquisition	Sep. 22, 2014
Place of incorporation	PRC
Principal activities	IVAS business
Beijing Renren Financial Services Investment Management Co., Ltd. [Member]
Investment Holdings [Line Items]
Later of date of incorporation or acquisition	May 20, 2015
Place of incorporation	PRC
Principal activities	Internet business
Shanghai Wangjing Investment Management Co., Ltd. [Member]
Investment Holdings [Line Items]
Later of date of incorporation or acquisition	Apr. 20, 2015
Place of incorporation	PRC
Principal activities	Internet business
Qianxiang Wangjing [Member]
Investment Holdings [Line Items]
Later of date of incorporation or acquisition	Nov. 11, 2008
Place of incorporation	PRC
Principal activities	Internet business
Shanghai Changda [Member]
Investment Holdings [Line Items]
Later of date of incorporation or acquisition	Oct. 25, 2010
Place of incorporation	PRC
Principal activities	Internet business
Wole Shijie [Member]
Investment Holdings [Line Items]
Later of date of incorporation or acquisition	Oct. 27, 2011
Place of incorporation	PRC
Principal activities	Technology development and service
Suzhou Sijifeng Internet Information Technology Development Co., Ltd [Member]
Investment Holdings [Line Items]
Later of date of incorporation or acquisition	Mar. 22, 2012
Place of incorporation	PRC
Principal activities	Online games
Beijing Qilin Wings Technology Development Co., Ltd [Member]
Investment Holdings [Line Items]
Later of date of incorporation or acquisition	Jan. 16, 2013
Place of incorporation	PRC
Principal activities	Internet business
Tianjin Joy Interactive Technology Development Co., Ltd [Member]
Investment Holdings [Line Items]
Later of date of incorporation or acquisition	Mar. 29, 2013
Place of incorporation	PRC
Principal activities	Online games
Wanmen [Member]
Investment Holdings [Line Items]
Later of date of incorporation or acquisition	May 19, 2014
Place of incorporation	PRC
Principal activities	Internet business
Beijing Zhenzhong Interactive Information Technology Co., Ltd [Member]
Investment Holdings [Line Items]
Later of date of incorporation or acquisition	Dec. 23, 2014
Place of incorporation	PRC
Principal activities	Internet business
Beijing Renren Quxue Technology Development Co., Ltd. [Member]
Investment Holdings [Line Items]
Later of date of incorporation or acquisition	Aug. 28, 2015
Place of incorporation	PRC
Principal activities	Inactive
Shanghai Wangjing Factoring Co., Ltd. [Member]
Investment Holdings [Line Items]
Later of date of incorporation or acquisition	Jul. 28, 2015
Place of incorporation	PRC
Principal activities	Factoring business
Renren Huyu (Hong Kong) Limited [Member]
Investment Holdings [Line Items]
Later of date of incorporation or acquisition	Nov. 19, 2015
Place of incorporation	Hong Kong
Principal activities	Online games